DIREXION SHARES ETF TRUST

Supplement dated July 20, 2018

to the Statements of Additional Information (“SAI”)

for each series of the Direxion Shares ETF Trust

Effective today, the following table under “Principal Officers of the Trust” for each of the Trust’s SAIs is replaced in its entirety as indicated below.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 50	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty Asset Management, LLC, since 1999 and Direxion Advisors, LLC since November 2017.	143	N/A
Robert D. Nestor Age: 49	President	One Year; Since 2018	Blackrock, Inc., since May 2007, most recently as Managing Director	N/A	N/A
Patrick J. Rudnick Age: 44	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010

Senior Vice President and Principal Financial Officer, since March 2013, Principal Executive Officer, since June 2018, Rafferty Asset Management, LLC; Senior Vice President and Principal Financial Officer, since November 2017, Principal Executive Officer, since June 2018, Direxion Advisors, LLC.

				N/A	N/A
Angela Brickl Age: 42	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011

General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC since September 2012 and Direxion Advisors, LLC, since November 2017.

				N/A	N/A
(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)

The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 80 of the 121 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 16 of the 22 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.

For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your SAI.